Designed for Native American Investors Who Seek Capital Appreciation

Sycuan Value Fund

- Native American Owned Investment Advisor
- Opportunity in the Equity Market
- Value Investment Strategy Diversification across a wide range of industries
- Low correlation to benchmark portfolios and other active managers

Utilizing a disciplined, time-tested approach known as value investing, Sycuan Capital Management, Inc. presents this Value Fund that seeks to uncover companies whose shares are trading at a discount to their intrinsic value.

Ticker Symbol	Cusip
SYCUX	87124E107

Sycuan Funds

www.sycuanfunds.com

For More Information:

VaRene Martin 619.322.9285
Principal Relationship Mgr varene@sycuanfunds.com